Amounts receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Amounts receivable
Trade receivables	$ 1,777	$ 499
Exploration tax credits	8,360	6,648
Sales taxes	889	803
Other	20	1
Total trade and other current receivables	$ 11,046	$ 7,951